FAIR VALUE MEASUREMENTS (Details 2) (Non-recurring basis, Intangible assets)	12 Months Ended
Mar. 31, 2014
Minimum
Significant unobservable inputs used to measure fair value of the intangible assets
Discount rate (as a percent)	20.50%
Timing of cash flows	4 months 24 days
Maximum
Significant unobservable inputs used to measure fair value of the intangible assets
Discount rate (as a percent)	22.00%
Timing of cash flows	10 years